--------------------------------------------------------------------------------
BGT SUBSIDIARY, INC.
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 1998
--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                 VALUE
(UNAUDITED)  (000)             DESCRIPTION                         (NOTE 1)
--------------------------------------------------------------------------------
                       LONG-TERM INVESTMENTS--117.0%
                       MORTGAGE PASS-THROUGHS--13.3%
                       Federal Home Loan Mortgage Corp.,
           $ 17,554+     6.50%, 01/01/26-09/01/28 ..............  $17,679,541
                       Federal National Mortgage Association,
             45,000      6.50%, (TBA) ..........................   45,295,313
              5,590      7.25%, 01/01/23, Project 797 ..........    5,724,398
              3,908      7.50%, 06/01/08, 15 Year ..............    4,019,514
                                                                  -----------
                                                                   72,718,766
                                                                  -----------
                       MULTIPLE CLASS MORTGAGE
                       PASS-THROUGHS--14.6%
                       Federal Home Loan Mortgage Corp.,
                        Multiclass Mortgage
                        Participation Certificates,
             12,811+    Series 90, Class 90-G,
                         10/15/20 ..............................   13,526,719
                672     Series 1218, Class 1218-G,
                         05/15/14 ..............................      668,148
              1,883     Series 1488, Class 1488-F,
                         09/15/06 ..............................    1,886,163
              1,625     Series 1488, Class 1488-PF,
                         09/15/06 ..............................    1,651,520
                908     Series 1602, Class 1602-Y,
                         07/15/22 ..............................      905,574
              1,032     Series 1603, Class 1603-MB,
                         10/15/23 (ARM) ........................    1,049,827
                       Federal National Mortgage
                        Association, REMIC
                        Pass-Through Certificates,
              1,469     Trust G93-17, Class 17-SH,
                         04/25/23 (ARM) ........................    1,372,502
             10,000+   Trust 1992-43, Class 43-E,
                         04/15/22 ..............................   10,387,800
             12,976    Trust 1992-129, Class 129-G,
                         06/25/18. .............................   12,843,424
              2,000    Trust 1992-155, Class 155-SB,
                         12/25/06 (ARM) ........................    2,171,200
             27,725++  Trust 1992-156, Class 156-H,
                         04/15/06 ..............................   27,142,578
              1,899    Trust 1993-225, Class SB,
                         07/25/23 ..............................    1,882,626
              2,205    Trust 1994-40, Class 40-H,
                         10/25/20 ..............................    2,214,261
                       Government National Mortgage
                         Association,
              2,019    Trust 1996-3, Class 3-C,
                         09/20/20 ..............................    2,070,488
                                                                  -----------
                                                                   79,772,830
                                                                  -----------
                      COMMERCIAL MORTGAGE-BACKED
                       SECURITIES--13.4%
AAA           2,600    Aetna Commercial Mortgage
                        Trust, Series 1995-C5, Class B,
                         6.74%, 12/26/30 .......................    2,677,656
AAA          92,105    CS First Boston Mortgage Securities,
                        Series 1997-C1, Class AX,
                         04/20/22 (I/O) # ......................    9,158,753
BBB           3,000   DLJ Mortgage Acceptance Corp.,
                        Series 1993-MF7, Class B,
                         9.40%, 06/18/03 .......................    3,175,425
BBB           4,000   FDIC Trust,
                        Series 1994-C1, Class IIF,
                         8.70%, 09/25/25 .......................    4,167,680
AAA         117,367   First Union Lehman Brothers
                        Bank Of America,
                        Series 1998-C2, Class IO,
                         05/18/28 (I/O) ........................    4,819,737
                      LTC Commercial Mortgage
                        Pass-Through Certificates,
AAA           4,043     Series 1996-1, Class A,
                         7.06%, 04/15/28 # .....................    4,144,297
BBB           1,000     Series 1993-1, Class D,
                         9.20%,  11/28/12 ......................    1,036,563
A                      Merrill Lynch Mortgage Investors, Inc.,
              2,290     Series 1995-C1, Class C,
                         7.678%, 05/25/15 ......................    2,326,653
AAA         105,811     Series 1997-C2, Class IO,
                         12/10/29 (I/O) ........................    7,745,406
AAA          73,708     Series 1998-C2, Class IO,
                         02/15/30 (I/O) ........................    6,001,484
AAA                    Morgan Stanley Capital Trust I,
              1,360     Series 1995-GAL1, Class A1,
                         7.00%, 08/15/27 #. ....................    1,378,190
AAA          99,225     Series 1998-HF1, Class X,
                         02/15/18 (I/O) ........................    6,259,398
                       Paine Webber Mortgage
                        Acceptance Corp.,
AAA           2,000     Series 1995-M1, Class M1-A,
                         6.70%, 01/15/07 # .....................    2,040,562
BBB           1,656     Series 1995-M1, Class M1-D,
                         7.30%, 01/15/07 # .....................    1,656,322
                       Resolution Trust Corp.,
A             1,415     Series 1993-C3, Class C3-D,
                         7.10%, 12/25/24 .......................    1,412,968
AA            4,000     Series 1994-C1, Class C1-C,
                         8.00%, 06/25/26 .......................    4,032,500
AA            2,702    Salomon Brothers Mortgage
                       Securities Trust VII,
                        Series 1997-TZH, Class TZH-A1,
                         7.15%, 03/25/22 # .....................    2,795,830

See Notes to Financial Statements.

--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                 VALUE
(UNAUDITED)  (000)             DESCRIPTION                         (NOTE 1)
--------------------------------------------------------------------------------
AAA         $ 3,925    Structured Asset Securities Corp.,
                        Series 1996-CFL, Class B,
                         6.30%, 02/25/28 ....................... $  3,952,728
A             4,500    TVO Southwest,
                        Series 1994-MFI, Class A2,
                         9.37%, 11/18/04 # .....................    4,832,247
                                                                 ------------
                                                                   73,614,399
                                                                 ------------
                       STRIPPED MORTGAGE-BACKED
                       SECURITIES--13.6%
AAA             502    Bear Stearns Secured Investors Trust,
                        Series 1988-8, Class C,
                         12/01/18 (P/O) ........................      497,818
AAA           2,251@   Collateralized Mortgage Obligation,
                        Trust 26, Class A,
                         04/23/17 (P/O) ........................    1,958,789
                       Federal Home Loan Mortgage Corp.,
             13,458     Series 4, Class S,
                         11/25/22 (I/O) ........................      723,376
              5,106     Series 1055, Class 1055-I,
                         03/15/21 (I/O) ........................    1,008,501
              2,269     Series 1597, Class 1597-H,
                         07/15/23 (P/O) ........................    1,502,117
              3,019     Series 1662, Class 1662-PO,
                         01/15/09 (P/O) ........................    2,501,015
             96,914     Series 1954, Class 1954-BA,
                         04/15/21 (I/O) ........................    2,826,988
             21,162     Series 1954, Class 1954-MD,
                         03/15/16 (I/O) ........................    2,261,359
              1,584     Series 2009, Class 2009-A
                         12/15/22 (P/O) ........................    1,455,296
             15,351     Series 2049, Class 2049-PK,
                          06/15/14 (I/O) ........................    1,611,387
             22,670     Series 2054, Class 2054-PL,
                         10/15/19 (I/O) ........................    2,153,616
                       Federal National Mortgage Association,
             10,000     Trust G93-22, Class P,
                         06/25/23 (I/O) ........................    3,955,370
             11,094     Trust G93-26, Class PT,
                         12/25/17 (I/O) ........................    1,030,785
              2,312     Trust 1992-208, Class S,
                         11/25/07 (I/O) ........................      575,122
              7,763     Trust 1993-67, Class B,
                         12/25/21 (P/O) ........................    7,407,609
              2,617     Trust 1993-92, Class G,
                         05/25/23 (P/O) ........................    1,733,612
              6,488     Trust 1993-213, Class H,
                         09/25/23 (P/O) ........................    6,291,303
              1,225     Trust 1993-237, Class C,
                         11/25/23 (P/O) ........................    1,061,203
                281     Trust 1994-54, Class C,
                         11/25/23 (P/O) ........................      279,084
              3,445++   Trust 1994-87, Class E,
                         03/25/09 (P/O) ........................    2,818,271
             20,598     Trust 1996-15, Class SG,
                         08/25/08 (I/O) ........................    2,937,277
             12,937     Trust 1996-20, Class SB,
                         10/25/08 (I/O) ........................    3,042,134
              8,499     Trust 1996-24, Class SJ,
                         01/25/22 (I/O) ........................    2,531,868
              2,104     Trust 1996-54, Class SM,
                         09/25/23 (I/O) ........................      106,501
              2,482     Trust 1997-19, Class C,
                         09/25/23 (P/O) ........................    2,259,050
              3,433     Trust 1997-19, Class H,
                         10/25/22 (P/O) ........................    3,266,821
                815     Trust 1997-32, Class ML,
                         02/25/27 (P/O) ........................      791,085
             41,406     Trust 1997-35, Class SB,
                         03/25/09 (I/O) ........................    1,215,915
             27,219     Trust 1997-50, Class HJ,
                         12/25/17 (I/O) ........................    2,095,020
             50,441     Trust 1997-90, Class L,
                         10/25/19 (I/O) ........................    5,067,738
             51,375     Trust 1998-27, Class L,
                         03/25/20 (I/O) ........................    5,029,392
AAA           2,463    Prudential Bache CMO Trust,
                        Series 10, Class H,
                         04/01/19 (P/O) ........................    2,243,313
N/R           1,082    Salomon Brothers Mortgage Securities,
                        Series 1987-3, Class B,
                         10/23/17 (I/O) ........................      296,122
                                                                  -----------
                                                                   74,534,857
                                                                  -----------
                       ASSET-BACKED SECURITIES--9.4%
AAA           1,928    Barnett Auto Receivables Trust,
                        Class A2, 5.92%, 07/15/00 ..............    1,929,124
AAA           7,626    Brazos Student Loan Financial Corp.,
                        Series 1998-A, Class A1,
                         5.399%, 06/01/06 ......................    7,548,344
                       Broad Index Secured Trust Offering,
Baa2          5,000     Series 1998-1A, Class A,
                         6.58%, 03/26/01, # ....................    4,944,759
Baa2          5,000     Series 1998-4A, Class B2,
                         7.14%, 09/09/01, # ....................    4,942,500
AAA          20,545    Chase Credit Card Master Trust,
                        Series 1997-5, Class 5-A,
                         6.194%, 08/15/05 ......................   20,990,860
N/R           3,014    Global Rated Eligible Asset Trust,
                        Series 1998-A,
                         7.33%, 09/15/07, #/** .................    2,092,470
                       Structured Mortgage Asset
                        Residential Trust, #/**
N/R           4,106     Series 1997-2, Class 2,
                         8.24%, 03/15/06 .......................    2,483,922
N/R           4,497     Series 1997-3,
                         8.724%, 04/15/06 ......................    2,487,977
A1            4,500    Student Loan Marketing Association,
                        Trust 1995-1, Class 1,
                         10/25/09 ..............................    4,289,063
                                                                  -----------
                                                                   51,709,019
                                                                  -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                 VALUE
(UNAUDITED)  (000)             DESCRIPTION                         (NOTE 1)
--------------------------------------------------------------------------------
                       TAXABLE ZERO COUPON
                       BONDS--18.8%
                       Financing Corp (FICO Strips),
            $18,000      03/07/02 ..............................  $15,434,820
             29,300      12/27/02 ..............................   24,129,136
             25,000    Government Trust Certificates (Israel),
                         11/15/02 ..............................   20,729,000
             51,200++  U.S. Treasury Strips,
                         10/31/02 ..............................   42,873,344
                                                                 ------------
                                                                  103,166,300
                                                                 ------------
                       TAXABLE MUNICIPAL BONDS--6.9%
AAA           1,000    Kern County California,
                        Pension Obligation,
                         6.39%, 08/15/02 .......................    1,031,990
AAA           3,510    Long Beach California,
                        Pension Obligation,
                         6.56%, 09/01/02 .......................    3,643,029
AAA           5,000    Los Angeles County California,
                        Pension Obligation,
                         6.54%, 06/30/02 .......................    5,178,750
AAA          10,000    New Jersey Economic
                        Development Auth., Zero Coupon,
                         02/15/03 ..............................    8,040,400
                       New York City G.O.,
A-            5,000      6.54%, 03/15/02 .......................    5,127,750
A-            5,000      7.125%, 08/15/02 ......................    5,237,300
A-            5,000      7.34%, 04/15/02 .......................    5,248,800
BBB+          1,235    New York St. Environ. Fac. Auth.,
                         6.73%, 09/15/02 .......................    1,280,411
AAA           1,950    San Francisco California
                        International Airport,
                         6.35%, 05/01/02 .......................    2,005,419
AA            1,000    St. Josephs Health System California,
                        G.O., 7.13%, 07/01/02 ..................    1,050,090
                                                                  -----------
                                                                   37,843,939
                                                                  -----------
                       CORPORATE BONDS--25.8%
                       BANKING & FINANCE--11.6%
A3            4,900    Ahmanson HF & Co.,
                         8.25%, 10/01/02 .......................    5,254,400
A3            1,700    Amsouth Bankcorp.,
                         6.75%, 11/01/25 .......................    1,752,381
A+            5,000    Goldman Sachs Group L P,
                         6.25%, 02/01/03 # .....................    5,007,872
                       Lehman Brothers Hldgs Inc.,
A             5,000      6.625%, 12/27/02 ......................    5,011,969
A               875      6.75%, 09/24/01 .......................      882,546
A             5,000      7.25%, 04/15/03 .......................    5,138,950
AA-           1,665    Merrill Lynch & Co. Inc.,
                         5.75% 11/04/02 ........................    1,669,612
                       Nationsbank Corp.,
Aa2           5,000      6.65%, 04/09/02 .......................    5,151,200
Aa2           5,000      7.00%, 09/15/01 .......................    5,195,200
                       Paine Webber Group Inc.,
BBB+          2,190      7.875%, 02/15/03 ......................    2,314,655
BBB+          7,790      8.25%, 05/01/02 .......................    8,254,596
                       Salomon Inc.,
Aa3           3,000      5.875%, 02/01/01 ......................    3,021,600
Aa3           1,500      7.00%, 05/15/00 .......................    1,529,385
Aa3           4,500      7.98%, 03/01/00 .......................    4,624,290
A-            8,500    Transamerica Finance Corp.,
                         6.75%, 06/01/00 .......................    8,608,885
                                                                  -----------
                                                                   63,417,541
                                                                  -----------
                       INDUSTRIAL--5.6%
A             1,000    Bass America Inc.,
                         8.125%, 03/31/02 ......................    1,065,810
A1            1,000    Ford Motor Credit Co.,
                         8.00%, 06/15/02 .......................    1,075,430
BBB+          5,425    Jones Apparel Group, Inc.,
                         6.25% 10/01/01 # ......................    5,391,051
BBB+          5,000    Norfolk Southern Corp.,
                         6.95%, 05/01/02 .......................    5,196,400
Baa1          5,265    Raytheon Co.,
                         6.45%, 08/15/02 .......................    5,399,889
BBB-          5,000    RJR Nabisco Inc.,
                         8.625%, 12/01/02 ......................    5,079,800
AA-           4,000    TCI Communications Inc.,
                         9.25%, 04/15/02 .......................    4,447,800
Baa1          2,700    Tenneco Inc.,
                         8.075%, 10/01/02 ......................    2,815,263
                                                                  -----------
                                                                   30,471,443
                                                                  -----------
                       UTILITY--2.6 %
A3            5,000@   Columbia Energy Group, Inc.,
                         6.61%, 11/28/02 .......................    5,162,000
BBB+          5,000    MCI Worldcom Inc. Communications,
                         6.125%, 04/15/02 ......................    5,076,100
A             4,000    360 Communications,
                         7.125%, 03/01/03 ......................    4,231,040
                                                                  -----------
                                                                   14,469,140
                                                                  -----------
                       YANKEE BONDS--6.0%
Aa1           5,000@   African Development Bank,
                         7.75%, 12/15/01 .......................    5,302,048
A3            5,000    Corporacion Andina De Fome,
                         7.10%, 02/01/03 .......................    4,850,950
BBB-          3,500    Empresa  Elec. Guacolda SA,
                         7.95%, 04/30/03 (Chile) # .............    3,211,862
BBB+          1,650    Empresa  Elec.  Pehuence,
                         7.30%, 05/01/03 (Chile) ...............    1,520,077
BBB-          2,000    Korea Development Bank,
                         6.50%, 11/15/02 .......................    1,816,580
BBB-          5,000    Transpatadora de Gas Tragas,
                         10.25%,  04/25/01 (Argentina) .........    5,100,000
AAA           7,500    U.S. Remittance Master,
                        Series 1996-1,  01/01/01 # .............   7,478,906
Baa1          3,669    YPF Sociedad Anonima,
                         7.50%,  10/26/02 (Argentina) ..........    3,674,790
                                                                  -----------
                                                                   32,955,213
                                                                  -----------
                         Total corporate bonds                    141,313,337
                                                                  -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
            PRINCIPAL
  RATING*    AMOUNT                                                 VALUE
(UNAUDITED)  (000)             DESCRIPTION                         (NOTE 1)
--------------------------------------------------------------------------------
                       UNITED STATES GOVERNMENT
                       SECURITIES--0.1%
              $ 535    United States Treasury Note,
                         6.125%, 08/15/07 ...................... $    584,322
                                                                 ------------
            NOTIONAL
             AMOUNT
              (000)
           ----------
                       CALL OPTIONSPURCHASED--1.1%
            $85,000    INTEREST RATE SWAP,
                         3 Month LIBOR over 5.60%,
                         expires 08/07/00 ......................    2,893,409
             68,000    Interest Rate Swap,
                         3 Month LIBOR over 5.85%,
                         expires 08/09/10 ......................    2,966,493
                                                                 ------------
                                                                    5,859,902
                                                                 ------------
                       Total long-term investments
                         (cost $623,947,976) ...................  641,117,671
                                                                 ------------
            PRINCIPAL
             AMOUNT
              (000)
           ----------
                       SHORT-TERM INVESTMENTS--8.1%
                       DISCOUNT NOTES
                       Federal Home Loan Bank,
            $33,600      4.30%, 01/04/99 .......................   33,587,960
             10,370      4.50%, 01/04/99 .......................   10,366,111
                                                                 ------------
                       Total short-term investments
                         (cost $43,954,071) ....................   43,954,071
                                                                 ------------
                       Total investments before
                         outstanding call options
                         written and investments
                         sold short--125.1%
                         (cost $667,902,047) ...................  685,071,742
                                                                 ------------
                       CALL OPTION WRITTEN--(0.6%)
           $136,000    Interest Rate Swap,
                         3 Month LIBOR over 5.50%,
                         expires  08/10/99
                         (premium received $833,000) ........... $(3,019,744)
                                                                 ------------
            PRINCIPAL
             AMOUNT
              (000)
           -----------
                       INVESTMENTS SOLD SHORT--(0.3%)
            $ 1,700    U.S. Treasury Note,
                         4.75%, 11/15/08
                         (proceeds $1,718,429) .................   (1,713,277)
                                                                 ------------
                       Total call options written
                         and investments sold
                         short --(0.9%) ........................   (4,733,021)
                                                                 ------------
                       Total investments net of
                         call options written and
                         investments sold
                         short--124.2%
                         (cost $665,350,618) ...................  680,338,721
                                                                 ------------
                       Liabilities in excess of other
                         assets--(24.2%) ....................... (132,541,678)
                                                                 ------------
                       NET ASSETS--100%                          $547,797,043
                                                                 ============

--------------------
   *  Using the higher of Standard & Poor's or Moody's rating.
  ** Illiquid securities representing 1.29% of portfolio assets.
   # Security restricted as to resale.
   + Partial principal amount pledged as collateral for reverse repurchase agreements.  See Note 4.
  ++ Entire principal amount pledged as collateral for reverse repurchase agreements.  See Note 4.
   @ Entire principal amount pledged as collateral for financial futures contracts.

--------------------------------------------------------------------------------
                              KEY TO ABBREVIATIONS

       ARM -- Adjustable Rate Mortgage
       CMO -- Collateralized Mortgage Obligation
      G.O. -- General Obligation
       I/O -- Interest Only Class
     LIBOR -- London InterBank Offer Rate
       P/O -- Principal Only Class
     REMIC -- Real Estate Mortgage Investment Conduit
       TBA -- To be Allocated
--------------------------------------------------------------------------------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
BGTSUBSIDIARY,  INC.
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $667,902,047)
  (Note 1) ..................................................... $685,071,742
Cash ...........................................................      169,988
Receivable for investments sold ................................   38,141,709
Interest receivable ............................................    5,802,480
Deposit with broker for investments
  sold short (Note 1) ..........................................    1,727,625
Unrealized appreciation on interest rate swap
  (Note 1 & 3)) ................................................      465,937
Due from broker-variation margin ...............................      135,343
                                                                 ------------
                                                                  731,514,824
                                                                 ------------
LIABILITIES
Reverse repurchase agreement (Note 4) ..........................   93,712,350
Payable for investments purchased ..............................   83,828,030
Swap option written, at value
  (proceeds $833,000) (Note 1) .................................    3,019,744
Investment sold short, at value
  (proceeds $1,718,429) (Note 1) ...............................    1,713,277
Interest payable ...............................................      661,120
Due to parent (Note 2) .........................................      783,260
                                                                 ------------
                                                                  183,717,781
                                                                 ------------
NET ASSETS                                                       $547,797,043
                                                                 ============
Net assets were comprised of:
  Common stock, at par (Note 5) ................................ $    575,106
  Paid-in capital in excess of par .............................  518,385,785
                                                                 ------------
                                                                  518,960,891
                                                                 ------------
  Undistributed net investment income ..........................    3,983,964
  Accumulated net realized gain ................................    9,175,453
  Net unrealized appreciation ..................................   15,676,735
                                                                 ------------
  Net assets, December 31, 1998                                  $547,797,043
                                                                 ============

Net asset value per share:
  ($547,797,043 / 57,510,639 shares of
  common stock issued and outstanding)                                  $9.53
                                                                       ======

--------------------------------------------------------------------------------
BGTSUBSIDIARY, INC.
STATEMENT OF OPERATIONS
FOR THE PERIOD OCTOBER 31, 1998
(COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1998
--------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
  Interest (including net reduction of discount of
    $2,506,096, and net of interest expense of
    $841,429) ..................................................  $ 4,767,224
                                                                 ------------
Expenses
  Investment advisory ..........................................      408,870
  Administration ...............................................      113,575
  Custodian ....................................................       22,000
  Audit ........................................................       19,000
  Directors ....................................................       14,000
  Legal ........................................................        9,000
  Miscellaneous ................................................       33,815
                                                                 ------------
    Total operating expenses ...................................      620,260
                                                                 ------------
  Net investment income before excise tax ......................    4,146,964
    Excise tax .................................................      163,000
                                                                 ------------
  Net investment income ........................................    3,983,964
                                                                 ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS (NOTE 3)
Net realized gain (loss) on:
  Investments ..................................................    1,261,300
  Options written ..............................................      808,711
  Futures ......................................................    5,128,035
  Short sales ..................................................    2,973,001
  Swaps ........................................................     (995,594)
                                                                 ------------
                                                                    9,175,453
                                                                 ------------
Change in net unrealized appreciation (depreciation) on:
  Investments ..................................................   17,169,695
  Options written ..............................................   (2,186,744)
  Futures ......................................................      222,694
  Short sales ..................................................        5,152
  Swaps ........................................................      465,938
                                                                 ------------
                                                                   15,676,735
                                                                 ------------
Net gain on investments ........................................   24,852,188

                                                                 ------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS ..............................................  $28,836,152
                                                                 ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------
BGTSUBSIDIARY, INC.
STATEMENT OF CASH FLOWS
FOR THE PERIOD OCTOBER 31, 1998
(COMMENCEMENT OF OPERATIONS)
TO DECEMBER 31, 1998
--------------------------------------------------------------------------------
INCREASE IN CASH
Cash flows used for operating activities:
  Interest received ........................................    $   2,312,269
  Interest expense paid ....................................         (180,309)
  Cash paid for purchase of short-term
    portfolio investments, net .............................      (43,954,071)
  Variation margin on futures ..............................        4,992,692
  Purchase of long-term portfolio investments ..............     (125,004,668)
  Proceeds from disposition of long-term
    portfolio investments ..................................       68,291,725
                                                                -------------
  Net cash flows used for operating activities .............      (93,542,362)
                                                                -------------
Cash flows provided by financing activities:
  Net proceeds from issuance of
    reverse repurchase agreements ..........................       93,712,350
                                                                -------------
  Net cash provided by financing activities ................       93,712,350
                                                                -------------
Net increase in cash .......................................          169,988
Cash at beginning of period ................................             -
                                                                -------------
Cash at end of period ......................................    $     169,988
                                                                =============
RECONCILIATION OF NET INCREASE IN
NET ASSETS RESULTING FROM
OPERATIONS TO NET CASH FLOWS
USED FOR OPERATING ACTIVITIES
Net increase in net assets resulting
  from operations ..........................................    $  28,836,152
                                                                -------------
Increase in investments ....................................     (141,258,663)
Net realized gain ..........................................       (9,175,453)
Increase in unrealized appreciation ........................      (15,676,735)
Increase in unrealized appreciation on interest
  rate swap ................................................         (465,937)
Increase in receivable for investments sold ................      (38,141,709)
Increase in receivable for variation margin ................         (135,343)
Increase in interest receivable ............................       (5,802,480)
Increase in payable for investments purchased. .............       83,828,030
Increase in swap options written ...........................        3,019,744
Increase in deposits with broker
  for short sales ..........................................       (1,727,625)
Increase in payable for securities sold short ..............        1,713,277
Increase in interest payable ...............................          661,120
Increase in accrued expenses and other
   liabilities .............................................          783,260
                                                                -------------
  Total adjustments ........................................     (122,378,514)
                                                                -------------
Net cash flows used for operating activities ...............    $ (93,542,362)
                                                                =============
Non-cash funding activity:
Transfer of assets from BGT in exchange
  for shares issued ........................................    $ 518,960,891
                                                                =============

--------------------------------------------------------------------------------
BGTSUBSIDIARY, INC.
STATEMENT OF CHANGES
IN NET ASSETS
--------------------------------------------------------------------------------

                                                             FOR THE PERIOD
                                                            OCTOBER 31, 1998
                                                              (COMMENCEMENT
                                                            OF OPERATIONS) TO
                                                            DECEMBER 31, 1998
                                                            -----------------
INCREASE IN NET ASSETS

Operations:

  Net investment income ....................................   $  3,983,964

  Net realized gain ........................................      9,175,453

  Net change in unrealized
    appreciation ...........................................     15,676,735
                                                                -----------

  Net increase  in net assets
    resulting from operations ..............................     28,836,152

  Transfer of assets from BGT in

    exchange for shares issued .............................    518,960,891
                                                               ------------
  Total increase ...........................................    547,797,043

NET ASSETS

Beginning of period                                                       -
                                                               ------------
End of period ..............................................   $547,797,043
                                                               ============


See Notes to Financial Statements.

--------------------------------------------------------------------------------
BGTSUBSIDIARY, INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                            OCTOBER 31, 1998*
                                                                THROUGH
                                                            DECEMBER 31, 1998
                                                            -----------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period ........................     $ 9.02
                                                                 -------
  Net investment income (net of $0.01 interest expense) .....       0.07
  Net realized and unrealized gain ..........................       0.44
                                                                 -------
Net increase from investment operations .....................       0.51
                                                                 -------
Net asset value, end of period ..............................     $ 9.53
                                                                 =======
TOTAL INVESTMENT RETURN+: ...................................       5.65%
                                                                 =======
RATIOS TO AVERAGE NET ASSETS:
Operating Expenses** ........................................       0.66%++
Net Investment Income .......................................       4.37%++
SUPPLEMENTAL DATA:
Average net assets (000) ....................................   $543,706
Portfolio turnover rate .....................................          2%
Net assets, end of period (000) .............................   $547,797
Reverse repurchase agreements
  outstanding, end of period (000) ..........................   $ 93,712
Asset coverage+++ ...........................................   $  6,846

------------
   * Commencement of operations.
  ** The ratio of operating expenses, including interest expense, to average net assets was 1.55%++ for the period indicated above.
     The ratio of operating expenses, including interest expense & excise tax, to average net assets was 1.72%++ for the period indicated above.
   + This entity is not publicly traded and therefore total investment return is calculated assuming a purchase of common stock at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported. Total investment return for periods of less than one full year are not annualized.
  ++ Annualized.
 +++ Per $1,000 of reverse repurchase agreements outstanding.

The information above represents the audited operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements.


                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
BGTSUBSIDIARY, INC.
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION &       BGT Subsidiary, Inc, (the "Trust") was incorporated
ACCOUNTING                   under  the  laws  of  the  State  of  Maryland   on
POLICIES                     August 10, 1998, and  is a  diversified  closed-end
                             management  investment   company.  The  Trust   was
incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Strategic Term Trust Inc. ("BGT"), incorporated under the laws of the State of Maryland and as such, is a wholly-owned subsidiary of BGT. The Trust's investment objective is to manage a portfolio of investment grade fixed income securities while providing cash flow definition to BGT. No assurance can be given that the Trust's investment objective will be achieved.

             The following is a summary of significant accounting policies followed by the Trust.

SECURITIES VALUATION: The Trust values mortgage-backed, asset-backed, municipal and other debt securities on the basis of current market quotations provided by dealers or pricing services approved by the Trust's Board of Directors. In determining the value of a particular security, pricing services may use certain information with respect to transactions in such securities, quotations from dealers, market transactions in comparable securities, various relationships observed in the market between securities, and calculated yield measures based on valuation technology commonly employed in the market for such securities. Exchange-traded options are valued at their last sales price as of the close of options trading on applicable exchanges. In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades unless the Trust's Board of Directors determines that such price does not reflect its fair value, in which case it will be valued at its fair value as determined by the Trust's Board of Directors. Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Trust's Board of Directors.

             Short-term securities which mature in 60 days or less are valued at amortized cost, if their term to maturity from date of purchase is 60 days or less. Short-term securities with a term to maturity greater than 60 days from the date of purchase are valued at current market quotations until maturity.

             In connection with transactions in repurchase agreements, the Trust's custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

OPTION SELLING/PURCHASING: When the Trust sells or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

             Options, when used by the Trust, help in maintaining a targeted duration. Duration is a measure of the price sensitivity of a security or a portfolio to relative changes in interest rates. For instance, a duration of "one" means that a portfolio's or a security's price would be expected to change by approximately one percent with a one percent change in interest rates, while a duration of five would imply that the price would move approximately five percent in relation to a one percent change in interest rates.

             Option selling and purchasing is used by the Trust to effectively "hedge" positions so that changes in interest rates do not change the duration of the portfolio unexpectedly. In general, the Trust uses options to hedge a long or short position or an overall portfolio that is longer or shorter than the benchmark security. A call option gives the purchaser of the option the right (but not obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. Put options can be purchased to effectively hedge a position or a portfolio against price declines if a portfolio is long. In the same sense, call options can be purchased to hedge a portfolio that is shorter than its benchmark against price changes. The Trust can also sell (or write) covered call options and put options to hedge portfolio positions.

             The main risk that is associated with purchasing options is that the option expires without being exercised. In this case, the option expires worthless and the premium paid for the option is considered the loss. The risk associated with writing call options is that the Trust may forego the opportunity for a profit if the market value of the underlying position increases and the option is exercised. The risk in writing put options is that the Trust may incur a loss if the market value of the underlying position decreases and the option is exercised. In addition, as with futures contracts, the Trust risks not being able to enter into a closing transaction for the written option as the result of an illiquid market.

INTEREST RATE SWAPS: In a simple interest rate swap, one investor pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) overtime.

             During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by "marking-to-market" to reflect the market value of the swap. When the swap is terminated, the Trust will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract, if any.

             The Trust is exposed to credit loss in the event of non-performance by the other party to the swap. However, the Trust does not anticipate non-performance by any counterparty. SWAP OPTIONS: Swap options are similar to options on securities except that instead of purchasing the right to buy a security, the purchaser of the swap option has the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on investment transactions. The Trust, as writer of an option, bears the market risk of an unfavorable change in the value of the swap contract underlying the written option. Interest rate swap options may be used as part of an income producing strategy reflecting the view of the Trust's management on the direction of interest rates.

FINANCIAL FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period that the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

             Financial futures contracts, when used by the Trust, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trust can effectively hedge positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

             The Trust may invest in financial futures contracts primarily for the purpose of hedging its existing portfolio securities or securities the Trust intends to purchase against fluctuations in value caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is also at the risk of not being able to enter into a closing transaction for the futures contract because of an illiquid secondary market. In addition, since futures are used to shorten or lengthen a portfolio's duration, there is a risk that the portfolio may have temporarily performed better without the hedge or that the Trust may lose the opportunity to realize appreciation in the market price of the underlying positions.

SHORT SALES: The Trust may make short sales of securities as a method of hedging potential price declines in similar securities owned. When the Trust makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The

Trust may have to pay a fee to borrow the particular securities and may be obligated to pay over any payments received on such borrowed securities. A gain, limited to the price at which the Trust sold the security short, or a loss, unlimited as to dollar amount will be recognized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

SECURITIES LENDING: The Trust may lend its portfolio securities to qualified institutions. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. The Trust may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower of the securities fail financially. The Trust receives compensation for lending its securities in the form of interest on the loan. The Trust also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Trust.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and the Trust accretes discount and amortizes premium on securities purchased using the interest method.

TAXES: It is the Trust's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required. As part of the tax planning strategy, the Trust may retain a portion of its taxable income and pay an excise tax on the undistributed amounts.

ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. AGREEMENTS    The  Trust  has  an  Investment  Advisory  Agreement  with
                      BlackRock  Financial  Management  Inc. (the "Adviser"),  a
wholly-owned corporate subsidiary of BlackRockAdvisors, Inc., which is an indirect majority-owned subsidiary of PNC Bank, N.A., and an Administration Agreement with MorganStanley Dean Witter Advisors Inc. ("MSDWA"), formerly DeanWitter InterCapital, Inc.

             The Trust reimburses BGT for its pro-rata share of applicable expenses, including investment advisory and administrative fees, in an amount equal to the proportionate amount of average net assets which are held by the trust relative to the average net assets of BGT.

NOTE 3. PORTFOLIO      Purchases and sales of SECURITIES investment  securities,
                       other than short-term  investments, and  dollar rolls for
the year ended December 31, 1998 aggregated $124,740,581 and $42,767,027 respectively.

             The Trust may invest up to 60% of its total assets in securities which are not readily marketable, including those which are restricted as to disposition under securities law ("restricted securities"). At December 31, 1998, the Trust held 12% of its portfolio assets in securities restricted as to resale.

             The trust may from time to time purchase in the secondary market certain mortgage pass-through securities packaged or master serviced by PNC Mortgage Securities Corp. (or Sears Mortgage if PNC Mortgage Securities Corp. succeeded to rights and duties of Sears) or mortgage related securities containing loans or mortgages originated by PNC Bank or its affiliates,
including   Midland  Loan   Services,   Inc.  it  is  possible   under   certain
circumstances, PNC Mortgage securities corp. or its affiliates, including Midland Loan Services, Inc. could have interests that are in conflict with the holders of these mortgage-backed securities, and such holders could have rights against PNC Mortgage Securities Corp. or its affiliates, including Midland Loan Services, Inc.

             The federal income tax basis of the Trust's investments at December
31, 1998 was substantially the same as the basis for financial reporting, and, accordingly, net unrealized appreciation for federal income tax purposes was $17,169,695 (gross unrealized appreciation--$30,286,072; gross unrealized depreciation--$13,116,397).

             During the period ended December 31, 1998 the Trust entered into financial futures contracts. Details of open contracts at December 31, 1998 were as follows:

                                     VALUE AT    VALUE AT
NUMBER OF               EXPIRATION    TRADE     DECEMBER 31,     UNREALIZED
CONTRACTS     TYPE         DATE        DATE        1998         APPRECIATION
---------     ----      ----------   --------   ------------    ------------
          Long position:
  500   30 Yr. T-Bond    Mar. 1999  $63,756,531  $63,890,625     $ 134,094
          Short position:
  (80)  5 Yr. T-Note     Mar. 1999   (9,156,100)  (9,067,500)       88,600
                                                                  --------
                                                                  $222,694
                                                                  ========

             The Trust has no open interest rate caps as of December 31, 1998.

             Details of open interest rate swaps at December 31, 1998 are as follows:

  NOTIONAL               FLOATING/                                 UNREALIZED
   AMOUNT                 FIXED          FLOATING   TERMINATION    APPRECIATION
  (000)       TYPE        RATE             RATE        DATE       (DEPRECIATION)
  --------    ----       --------        --------   -----------    ------------
$(150,000) Interest Rate  6.421%        3 Mo. LIBOR   07/27/01     $(7,188,141)
  218,250  Interest Rate  6.365%        3 Mo. LIBOR   07/27/00       7,937,076
   35,000  Floating Rate  3 Mo. T-Bill  3 Mo. LIBOR   09/10/03        (168,000)
                          +80.25 bps
   30,000  Floating Rate  3 Mo. T-Bill  3 Mo. LIBOR   09/10/03        (114,998)
                          +81.75 bps                                -----------

                                                                     $ 465,937
                                                                   ===========


NOTE 4. BORROWINGS            REVERSE REPURCHASE AGREEMENTS: The Trust may enter
                              into reverse repurchase agreements with qualified,
third party broker-dealers as determined by and under the direction of the Trust's board of directors. Interest on the value of the reverse repurchase agreements issued and outstanding will be based upon competitive market rates at the time of issuance. At the time the Trust enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the lender the value of which at least equals the principal amount of the reverse repurchase transaction, including accrued interest.

             The average daily balance of reverse repurchase agreements outstanding during the period ended December 31, 1998 was $20,973,302 at a weighted average interest rate of approximately 5.05%. The maximum amount of reverse repurchase agreements outstanding at any month-end during the period ended December 31, 1998 was $95,620,207 as of November 30, 1998 which was 11.12% of total assets.

DOLLAR ROLLS: The Trust may enter into dollar rolls in which the Trust sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period the Trust forgoes principal and interest paid on the securities. The Trust will be compensated by the interest earned on the cash proceeds of the initial sale and by the lower repurchase price at the future date.

             The Trust has not entered into any dollar rolls for the period ended December 31, 1998.

NOTE 5. CAPITAL               There are 200  million shares of  $.01  par  value
                              common  stock  authorized.  BGT  owned  all of the
57,510,639 shares outstanding at December 31, 1998.

--------------------------------------------------------------------------------
                              BGT SUBSIDIARY, INC.
                         REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

The Shareholder and Board of Directors of
BGT Subsidiary, Inc.

We have audited the accompanying statement of assets and liabilities of BGT Subsidiary, Inc. (the "Trust"), a wholly-owned subsidiary of The BlackRock Strategic TermTrust Inc., including the portfolio of investments, as of December 31, 1998, and the related statement of operations and of cash flows and financial highlights for the period October 31, 1998 (commencement of operations) to December 31, 1998. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BGT Subsidiary, Inc. as of December 31, 1998, and the results of its operations, its cash flows, the changes in its net assets and the financial highlights for the respective stated period in conformity with generally accepted accounting principles.



/s/ Deloitte & Touche, LLP
----------------------------------
Deloitte & Touche, LLP
New York, New York
February 12, 1999

BlackRock

DIRECTORS
Laurence D. Fink, CHAIRMAN
Andrew F. Brimmer
Richard E. Cavanagh
Kent Dixon
Frank J. Fabozzi
James Grosfeld
James Clayburn La Force, Jr.
Walter F. Mondale
Ralph L. Schlosstein

OFFICERS
Ralph L. Schlosstein, PRESIDENT
Keith T. Anderson, VICE PRESIDENT
Michael C. Huebsch, VICE PRESIDENT
Scott Amero, VICE PRESIDENT
Robert S. Kapito, VICE PRESIDENT
Richard M. Shea, VICE PRESIDENT/TAX
Henry Gabbay, TREASURER
James Kong, ASSISTANT TREASURER
Karen H. Sabath, SECRETARY

INVESTMENT ADVISER
BlackRock Financial Management, Inc.
345 Park Avenue
New York, NY 10154
(800) 227-7BFM

ADMINISTRATOR
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, NY 10048
(800) 729-8855

CUSTODIAN
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171
(800) 699-1BFM

TRANSFER AGENT
Morgan Stanley Dean Witter FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311-3977
(800) 526-3143

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, NY 10281-1434

LEGAL COUNSEL
Skadden, Arps, Slate, Meagher & Flom LLP
919 Third Avenue
New York, NY 10022

   This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of any securities.

                               BGTSUBSIDIARY, INC.

                  c/o Morgan Stanley Dean Witter Advisors Inc.
                                   71st Floor
                             Two World Trade Center
                               New York, NY 10048
                          Call toll free (800) 227-7BFM

Logo  Printed on recycled paper                                      9247P-10-8




BGT SUBSIDIARY, INC.
-------------------------------------
ANNUAL REPORT
DECEMBER 31, 1998